U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549



                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


----------------------------------------------------------------------------
     1.   Name and address of issuer:

          Morgan Stanley Universal Funds, Inc.
          1221 Avenue of the Americas
          New York, New York  10020

----------------------------------------------------------------------------
     2. Name of each series or class of funds for which this notice is filed:

          Morgan Stanley Emerging Markets Equity Portfolio

----------------------------------------------------------------------------
     3.   Investment Company Act File Number:  811-7607

          Securities Act File Number:  333-3013

----------------------------------------------------------------------------
     4.   Last day of fiscal year for which this notice is filed:

          12/31/96

----------------------------------------------------------------------------
     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of th fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [   ]
----------------------------------------------------------------------------
     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

----------------------------------------------------------------------------
     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

----------------------------------------------------------------------------
     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

----------------------------------------------------------------------------

     9. Number and aggregate sale price of securities sold during the fiscal year:

          None+
-----------------------------------------------------------------------------

+ The Fund is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is not required to include securities sold to an unmanaged separate account that issues interests therein that are registered under the Securities Act and on which registration fees have been or will be paid. Accordingly, the Fund is not required to pay a registration fee pursuant to Rule 24f-2 and Instructions B.5 and C.4 of Form 24f-2.

-----------------------------------------------------------------------------
     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           None+

-----------------------------------------------------------------------------
     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

           None+

-----------------------------------------------------------------------------
     12.   Calculation of registration fee:

           (i)    Aggregate sale price of securities sold
                  during the fiscal year in reliance
                  on rule 24f-2 (from Item 10):              $          0+
                                                             ----------------

           (ii)   Aggregat price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):       +          0+
                                                             ----------------


           (iii)  Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                           -          0
                                                             ----------------

           (iv)   Aggregate price of shares redeemed
                  or repurchased and previously
                  applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable):    +          0
                                                             ----------------

           (v)    Net aggregate price of securities
                  sold and issued during the fiscal year
                  in reliance on rule 24f-2 [line (i),
                  plus line (ii) less line (iii), plus
                  line (iv))] (if applicable):               $          0+
                                                             ----------------

           (vi)   Multiplier prescribed by Section 6(b)
                  of the Securities Act of 1933 or other
                  applicable law or regulation
                  (see Instruction C.6):                     x  1/33 of 1%
                                                             ----------------


           (vii)  Fee due [line (i) or line (v)
                  multiplied by line (vi)]:                  $          0+
                                                             ----------------


Instruction:  Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

-----------------------------------------------------------------------------
     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                              [     ]

           Date of mailing or wire transfer of filing fees to the
           Commission's lockbox depository:   N/A

-----------------------------------------------------------------------------
                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*  /s/  James R. Rooney
                                     ----------------------------------------
                                     James R. Rooney, Treasurer

Date February 28, 1997
----------------------

* Please print the name and title of the signing officer below the signature.

-----------------------------------------------------------------------------
+ The Fund is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is not required to include securities sold to an unmanaged separate account that issues interests therein that are registered under the Securities Act and on which registration fees have been or will be paid. Accordingly, the Fund is not required to pay a registration fee pursuant to Rule 24f-2 and Instructions B.5 and C.4 of Form 24f-2.